Income taxes - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Abstract]
Effective tax rate	23.00%	25.40%	24.20%
Temporary differences associated with investments in subsidiaries for which a deferred tax liability has not been recognized	€ 253	€ 271
Tax provisions for audit	€ 329	€ 267